T. ROWE PRICE Dynamic Credit Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.3%
Government Bonds 1.3%
Republic of Angola, 8.75%, 4/14/32 (USD)  14,725,000 13,238
Total Angola (Cost $12,967) 13,238
AUSTRIA 1.0%
Corporate Bonds 1.0%
Benteler International, 10.50%, 5/15/28 (USD) (1) 9,075,000 9,540
Total Austria (Cost $9,578) 9,540
BRAZIL 3.5%
Corporate Bonds 3.5%
Banco do Estado do Rio Grande do Sul, VR, 5.375%, 1/28/31
(USD) (2) 665,000 654
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  14,415,000 14,284
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 5,910,000 6,259
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 5,490,000 5,863
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (3) 8,113,537 7,607
Total Brazil (Cost $32,551) 34,667
BULGARIA 0.3%
Government Bonds 0.3%
Republic of Bulgaria, 5.00%, 3/5/37 (USD)  3,060,000 3,067
Total Bulgaria (Cost $3,007) 3,067
CANADA 1.1%
Asset-Backed Securities 0.4%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 6,000,000 4,265
4,265
Corporate Bonds 0.7%
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (1)(2) 1,640,000 1,710

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(4) 4,900,000 4,826
6,536
Total Canada (Cost $10,761) 10,801
CHILE 0.6%
Corporate Bonds 0.6%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2) 6,040,000 6,247
Total Chile (Cost $6,040) 6,247
CHINA 0.0%
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 985,000 46
Total China (Cost $276) 46
COLOMBIA 1.7%
Corporate Bonds 1.7%
Aris Mining, 6.875%, 8/9/26 (USD) (1)(7) 380,000 379
Bancolombia, VR, 8.625%, 12/24/34 (USD) (2) 7,410,000 7,960
Ecopetrol, 8.375%, 1/19/36 (USD)  8,370,000 8,564
16,903
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $16 (USD) (6)(8) † 21
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $10 (USD) (6)(8) † 10
31
Total Colombia (Cost $16,138) 16,934
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, Treasury Bills, Series 364D, 26.918%,
12/24/24  261,575,000 5,089
Total Egypt (Cost $5,225) 5,089

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.4%
Government Bonds 0.4%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 3,580,000 83
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 3,580,000 3,567
Total El Salvador (Cost $3,283) 3,650
FRANCE 0.5%
Corporate Bonds 0.5%
Altice France Holding, 10.50%, 5/15/27 (USD) (1) 14,003,000 4,901
Total France (Cost $9,124) 4,901
GHANA 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 9,150,000 9,026
Total Ghana (Cost $9,150) 9,026
ITALY 1.6%
Corporate Bonds 1.6%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.417%,
5/14/27 (7) 13,939,000 15,635
Total Italy (Cost $14,787) 15,635
IVORY COAST 3.0%
Government Bonds 3.0%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 312
Republic of Ivory Coast, 6.125%, 6/15/33 (USD) (7) 16,224,000 15,319
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 6,540,000 6,724
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (1) 7,360,000 7,584
Total Ivory Coast (Cost $27,527) 29,939
LUXEMBOURG 0.6%
Bank Loans 0.2% (9)
Travelport Finance Luxembourg, FRN, 3M TSFR + 6.59%,
9.724%, 9/29/28 (USD)  2,853,100 2,459
2,459

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 3,916,000 3,808
3,808
Total Luxembourg (Cost $6,631) 6,267
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 201
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,529
Total Mauritius (Cost $5,266) 5,730
MEXICO 3.2%
Corporate Bonds 3.2%
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(2)(7) 13,695,000 14,526
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (1) 4,300,000 4,313
Metalsa, 3.75%, 5/4/31 (USD) (1) 6,195,000 5,193
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 628
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  7,304,000 7,746
Total Mexico (Cost $30,708) 32,406
MONTENEGRO 0.5%
Government Bonds 0.5%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 5,210,000 5,465
Total Montenegro (Cost $5,210) 5,465
PANAMA 0.7%
Government Bonds 0.7%
Republic of Panama, 7.875%, 3/1/57 (USD)  1,690,000 1,913
Republic of Panama, 8.00%, 3/1/38 (USD)  4,760,000 5,388
Total Panama (Cost $6,379) 7,301
ROMANIA 0.6%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2) 4,929,000 5,818
Total Romania (Cost $5,363) 5,818

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 6.25%, 5/23/33 (USD) (7) 10,745,000 9,278
Total Senegal (Cost $9,295) 9,278
SRI LANKA 1.9%
Government Bonds 1.9%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (5)(6)(7) 4,974,000 2,810
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (5)(6) 6,525,000 3,687
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (5)(6) 10,010,000 5,674
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (5)(6) 11,866,000 6,703
Total Sri Lanka (Cost $18,998) 18,874
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(3) 275,533 268
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 127
Total Suriname (Cost $272) 395
UKRAINE 0.5%
Corporate Bonds 0.5%
Kernel Holding, 6.50%, 10/17/24 (USD)  5,745,000 5,506
Total Ukraine (Cost $5,707) 5,506
UNITED KINGDOM 2.5%
Bank Loans 1.5% (9)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 8.136%,
6/21/28 (EUR)  6,420,000 7,147
CD&R Firefly Bidco, FRN, GBP SONIA + 5.75%, 10.95%,
6/21/28  4,670,000 6,230
ZPG, FRN, GBP SONIA + 5.50%, 10.45%, 7/31/28  1,250,000 1,677
15,054
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (1) 553,000 477
477

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 1.0%
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (1) 9,555,000 9,591
9,591
Total United Kingdom (Cost $24,346) 25,122
UNITED STATES 52.8%
Asset-Backed Securities 12.1%
Apidos XXXII, Series 2019-32A, Class DR, CLO, FRN, 3M
TSFR + 2.75%, 8.032%, 1/20/33 (1) 2,110,000 2,096
Ares XXXVII, Series 2015-4A, Class CRR, CLO, FRN, 3M
TSFR + 2.75%, 8.051%, 10/15/30 (1) 1,780,000 1,785
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,018
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 8.88%, 12/26/31 (1) 2,551,697 2,551
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 193,226 192
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,531
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (1) 5,574,000 5,423
CyrusOne Data Centers Issuer I, Series 2024-3A, Class A2,
4.65%, 5/20/49 (1) 8,820,000 8,276
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,271,963 4,172
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 31,818 31
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (1) 142,657 149
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,096,150 2,088
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,863,025 9,542
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 1,827,538 1,974
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 1,098,880 1,260
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,602,130 1,506
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,219,050 1,090
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 9,860,450 10,191
Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.85%,
9/15/39 (1) 2,395,908 2,457

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 8.495%, 5/20/32 (1) 2,366,440 2,376
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 4,784,813 4,976
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 266
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (1) 3,338,000 3,317
Regatta XIII Funding, Series 2018-2A, Class CR, CLO, FRN,
3M TSFR + 2.70%, 8.001%, 7/15/31 (1) 5,340,000 5,355
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (1) 102,237 104
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 5,291,546 5,385
SCF Equipment Leasing, Series 2022-1A, Class F, 6.00%,
7/20/32 (1) 5,650,000 5,517
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,415
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 14,435,000 14,883
Sierra Timeshare Receivables Funding, Series 2021-1A, Class
D, 3.17%, 11/20/37 (1) 940,254 906
Sierra Timeshare Receivables Funding, Series 2023-3A, Class
D, 9.44%, 9/20/40 (1) 3,548,075 3,691
Sierra Timeshare Receivables Funding, Series 2024-1A, Class
D, 8.02%, 1/20/43 (1) 1,693,891 1,732
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 161,597 150
121,405
Bank Loans 9.9% (9)
Asurion, FRN, 1M TSFR + 4.25%, 9.195%, 8/19/28  19,634,665 19,323
Asurion, FRN, 1M TSFR + 5.25%, 10.21%, 1/31/28  185,904 174
Chromalloy, FRN, 3M TSFR + 3.75%, 8.354%, 3/27/31  13,955,025 13,237
Cloud Software Group, FRN, 3M TSFR + 4.00%, 8.604%,
3/30/29  10,754,491 10,702
CMG Media, FRN, 3M TSFR + 3.50%, 8.204%, 12/17/26  1,451,192 1,274
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.597%, 1/18/28  9,810,101 9,518
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.445%, 10/9/29  6,441,353 6,454
Icon Parent, FRN, 1M USD LIBOR + 3.00%, 9/11/31 (10) 8,815,000 8,745
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.595%, 7/30/29  6,980,000 6,860
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.21%, 9/25/26  11,367,334 9,722
RFS OPCO, FRN, 1M TSFR + 5.00%, 9.604%, 4/4/31 (4) 6,280,000 6,217
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 7.595%,
4/30/31  7,542,100 7,559
99,785

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Common Stocks 1.5%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (4)(6)
(8) 639 18
Booz Allen Hamilton Holding  30,858 5,023
Fifth Third Bancorp  117,955 5,053
Microsoft  11,743 5,053
Toll Brothers  64 10
15,157
Convertible Bonds 0.8%
Wolfspeed, 0.25%, 2/15/28  981,000 386
Wolfspeed, 1.875%, 12/1/29  19,595,000 7,246
7,632
Convertible Preferred Stocks 0.4%
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (4)(6)(8) 51,015 4,334
4,334
Corporate Bonds 22.5%
Aethon United BR, 7.50%, 10/1/29 (1) 4,475,000 4,520
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 19,715,000 19,863
American Airlines, 5.75%, 4/20/29 (1) 4,618,182 4,601
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (4)(6)(8) 8,925,000 8,925
At Home Group, 4.875%, 7/15/28 (1) 210,000 98
Bausch + Lomb, 8.375%, 10/1/28 (1) 8,475,000 8,962
Boeing, 3.75%, 2/1/50  9,800,000 6,875
CHS, 10.875%, 1/15/32 (1) 5,655,000 6,235
Cloud Software Group, 9.00%, 9/30/29 (1) 7,175,000 7,265
Comstock Resources, 6.75%, 3/1/29 (1) 8,796,000 8,554
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,925,000 5,844
CVS Health, 2.70%, 8/21/40  6,576,000 4,627
DISH DBS, 5.25%, 12/1/26 (1) 9,430,000 8,735
DISH DBS, 5.75%, 12/1/28 (1) 606,000 527
DISH DBS, 7.75%, 7/1/26  6,145,000 5,346
Gray Television, 10.50%, 7/15/29 (1) 9,320,000 9,716
Icahn Enterprises, 9.00%, 6/15/30 (1) 12,450,000 12,481
Intel, 4.90%, 8/5/52  5,783,000 5,055
Jane Street Group, 7.125%, 4/30/31 (1) 15,330,000 16,250
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 10,355,000 9,449
Navient, 11.50%, 3/15/31  13,445,000 15,260

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 17,130,000 16,787
NGL Energy Operating, 8.125%, 2/15/29 (1) 3,348,000 3,423
OneMain Finance, 7.125%, 11/15/31  11,030,000 11,126
Starwood Property Trust, 7.25%, 4/1/29 (1) 11,780,000 12,340
Tenneco, 8.00%, 11/17/28 (1) 7,060,000 6,530
Venture Global LNG, VR, 9.00% (1)(2)(11) 6,335,000 6,421
225,815
Municipal Securities 3.1%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 204
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 3
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series
B, 10.00%, 7/1/26 (1) 10,720,000 11,058
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 29,836,963 19,208
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (6)(13) 40,000 21
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (6)(13) 150,000 81
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  250,000 212
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  90,000 88
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 45
30,920
Non-U.S. Government Mortgage-Backed Securities 2.5%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.361%, 4/15/34 (1) 2,120,000 1,919
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
Acquisition Date: 8/29/24, Cost $5,340, 8.10%, 9/25/29 (8) 5,340,000 5,340
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.061%, 11/15/34 (1) 120,000 1
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C,
ARM, 1M TSFR + 1.664%, 6.761%, 8/15/38 (1) 1,170,417 991
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 9.141%, 6/15/36 (1) 145,000 132
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29 (1) 60,096 59
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
ARM, 1M TSFR + 2.047%, 7.144%, 12/15/37 (1) 718,782 718
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E,
ARM, 1M TSFR + 2.447%, 7.544%, 12/15/37 (1) 2,912,500 2,909
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 57

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 18
Commercial Mortgage Trust, Series 2017-PANW, Class D,
ARM, 4.343%, 10/10/29 (1) 305,000 278
Finance of America HECM Buyout, Series 2022-HB1, Class
M3, ARM, 5.084%, 2/25/32 (1) 390,000 384
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C,
ARM, 1M TSFR + 2.44%, 7.536%, 5/15/37 (1) 7,195,000 7,173
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.823%, 3/10/50 (1) 220,000 167
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 99
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 8.336%, 6/15/39 (1) 2,805,000 2,782
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (1) 150,000 120
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (1) 3,270,000 2,395
25,542
Total United States (Cost $519,161) 530,590
SHORT-TERM INVESTMENTS 17.1%
Money Market Funds 9.4%
T. Rowe Price Government Reserve Fund, 4.97% (14)(15) 94,066,906 94,067
94,067
U.S. Treasury Obligations 7.7%
U.S. Treasury Bills, 4.932%, 12/12/24 (16) 78,000,000 77,303
77,303
Total Short-Term Investments (Cost $171,310) 171,370
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.97% (14)(15) 5,745,140 5,745
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,745

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.97% (14)(15) 1,697,330 1,697
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,697
Total Securities Lending Collateral (Cost $7,442) 7,442
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.6%
OTC Options Purchased 0.6%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
3/19/55 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/17/25
@ 4.00%* (6) 1 279,660 2,524
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S42,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
11/20/24 @
0.55%* (6) 1 248,300 195

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S42,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
11/20/24 @
0.60%* (6) 1 198,400 105
Morgan Stanley
10 Year Interest
Rate Swap,
3/19/35 Pay Fixed
3.10% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/17/25
@ 3.10%* (6) 1 59,520 1,770
Morgan Stanley
10 Year Interest
Rate Swap,
3/28/35 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/26/25
@ 4.00%* (6) 1 100,150 517
Morgan Stanley
30 Year Interest
Rate Swap,
3/17/55 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/13/25
@ 4.00%* (6) 1 28,100 246

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
RBC Dominion Securities
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S42,
5 Year Index,
6/20/29), Pay
5.00% Quarterly,
Receive upon
credit default,
11/20/24 @
1.05%* (6) 1 99,100 216
Wells Fargo
S&P 500 Index,
Put, 11/15/24 @
$5,735.00 (6) 46 26,507 466
Total Options Purchased (Cost $6,329) 6,039
Total Investments in Securities  99.6%
(Cost $982,831) $ 1,000,383
Other Assets Less Liabilities 0.4% 4,192
Net Assets 100.0% $ 1,004,575

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $436,209 and represents 43.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Level 3 in fair value hierarchy.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) All or a portion of this security is on loan at September 30, 2024.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $18,648 and represents 1.9% of net assets.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) All or a portion of this loan is unsettled as of September 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
(16) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Dynamic Credit Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
JPY Japanese Yen
MXN Mexican Peso
OTC Over-the-counter
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 11/20/24 @
0.70%* 1 248,300 (76)
Citibank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year
Index, 6/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 11/20/24 @
0.75%* 1 198,400 (49)
Total Options Written (Premiums $(210)) $ (125)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Mexico (0.0)%
Morgan Stanley, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) * 2,845 (321) (509) 188
Total Mexico (509) 188
Total Bilateral Credit Default Swaps, Protection
Sold (509) 188
Total Bilateral Swaps (509) 188
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.0)%
Credit Default Swaps, Protection Bought (1.0)%
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (194) (59) (135)
Total Canada (135)
France (0.0)%
Protection Bought (Relevant Credit:
Societe Generale), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29 8,028 (6) 166 (172)
Total France (172)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 10,262 (84) 270 (354)
Total Oman (354)
United States (0.9)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (38) (6) (32)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 11,761 (1,875) (1,581) (294)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 57,701 (4,562) (3,204) (1,358)
Protection Bought (Relevant Credit:
Nova Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 5,657 (738) (290) (448)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 18,010 (1,705) 52 (1,757)
Total United States (3,889)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (4,550)
Credit Default Swaps, Protection Sold (0.1)%
Mexico (0.1)%
Protection Sold (Relevant Credit:
Petroleos Mexicanos, B3*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) 13,050 (1,471) (2,217) 746
Total Mexico 746
United States 0.0%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 2,826 174 115 59
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/27 814 17 5 12
Total United States 73
Total Centrally Cleared Credit Default Swaps,
Protection Sold 819

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.3%
Canada 0.4%
5 Year Interest Rate Swap, Receive
Fixed 3.274% Semi-Annually, Pay
Variable 4.300% (CORRA) Semi-
Annually, 6/14/29 146,480 2,739 — 2,739
5 Year Interest Rate Swap, Receive
Fixed 3.297% Semi-Annually, Pay
Variable 4.300% (CORRA) Semi-
Annually, 6/14/29 146,480 2,856 — 2,856
30 Year Interest Rate Swap, Pay Fixed
3.236% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually,
6/15/54 35,418 (1,263) — (1,263)
30 Year Interest Rate Swap, Pay Fixed
3.257% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually,
6/15/54 35,418 (1,373) — (1,373)
Total Canada 2,959
Foreign/Europe 0.1%
5 Year Interest Rate Swap, Receive
Fixed 2.682% Annually, Pay Variable
3.619% (6M EURIBOR) Semi-Annually,
7/30/29 109,819 2,301 — 2,301
30 Year Interest Rate Swap, Pay Fixed
2.483% Annually, Receive Variable
3.619% (6M EURIBOR) Semi-Annually,
7/29/54 22,418 (1,036) — (1,036)
Total Foreign/Europe 1,265
United States (0.2)%
5 Year Interest Rate Swap, Receive
Fixed 3.189% Annually, Pay Variable
4.836% (SOFR) Annually, 9/20/29 108,263 (363) — (363)
30 Year Interest Rate Swap, Pay Fixed
3.204% Annually, Receive Variable
4.836% (SOFR) Annually, 9/21/54 26,030 509 — 509
30 Year Interest Rate Swap, Pay Fixed
3.882% Annually, Receive Variable
5.433% (SOFR) Annually, 11/24/53 4,574 (416) — (416)
30 Year Interest Rate Swap, Receive
Fixed 3.131% Annually, Pay Variable
4.835% (SOFR) Annually, 9/21/54 30,096 (1,006) — (1,006)
Total United States (1,276)
Total Centrally Cleared Interest Rate Swaps 2,948

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.2)%
United States (0.2)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 94,500 (1,999) — (1,999)
Total United States (1,999)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1,999)
Total Centrally Cleared Swaps (2,782)
Net payments (receipts) of variation margin to date 1,036
Variation margin receivable (payable) on centrally cleared swaps $ (1,746)
* Credit ratings as of September 30, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/18/24 USD 1,027 MXN 18,831 $ 74
Bank of America 10/25/24 USD 19,725 JPY 3,098,890 (1,917)
BNP Paribas 11/22/24 GBP 9,191 USD 11,915 372
BNP Paribas 11/22/24 USD 4,967 EUR 4,462 (11)
BNY Mellon 11/22/24 USD 10,308 GBP 7,695 21
Canadian Imperial Bank
of Commerce 10/25/24 CAD 5,885 USD 4,341 13
Canadian Imperial Bank
of Commerce 11/22/24 GBP 3,647 USD 4,781 94
Deutsche Bank 10/25/24 JPY 1,395,961 USD 9,033 716
Deutsche Bank 10/25/24 JPY 704,565 USD 4,948 (28)
Goldman Sachs 10/25/24 AUD 7,360 USD 5,018 73
Goldman Sachs 10/25/24 JPY 1,702,928 USD 11,026 867
Goldman Sachs 11/22/24 EUR 3,400 USD 3,795 (2)
Goldman Sachs 11/22/24 USD 10,424 EUR 9,325 21
HSBC Bank 11/22/24 USD 9,967 EUR 8,924 11
JPMorgan Chase 10/18/24 USD 14,913 ZAR 273,629 (899)
JPMorgan Chase 10/25/24 USD 2,043 CAD 2,805 (32)
JPMorgan Chase 11/22/24 EUR 9,005 USD 9,986 59
JPMorgan Chase 11/22/24 GBP 3,948 USD 5,176 102
JPMorgan Chase 11/22/24 USD 4,947 EUR 4,420 16
JPMorgan Chase 11/22/24 USD 9,965 GBP 7,640 (249)
State Street 10/18/24 MXN 18,831 USD 1,009 (55)
State Street 10/18/24 ZAR 273,629 USD 15,065 747
State Street 10/25/24 USD 2,014 CAD 2,709 10
State Street 10/25/24 USD 2,106 CAD 2,854 (5)
State Street 11/22/24 EUR 448 USD 501 (1)
State Street 11/22/24 USD 4,974 EUR 4,462 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 253 Euro BTP contracts 12/24 (34,209) $ (895)
Long, 877 U.S. Treasury Notes ten year contracts 12/24 100,224 (440)
Long, 1,982 Three Month SOFR Futures contracts 3/25 475,482 877
Short, 1,982 Three Month SOFR Futures contracts 3/26 (480,635) (609)
Net payments (receipts) of variation margin to date 671
Variation margin receivable (payable) on open futures contracts $ (396)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 1,437++
Totals $ —# $ — $ 1,437+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 100,498  ¤  ¤ $ 101,509
Total $ 101,509^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,437 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $101,509.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dynamic Credit Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 286,537 $ — $ 286,537
Bank Loans — 111,081 6,217 117,298
Common Stocks 15,139 — 18 15,157
Convertible Preferred Stocks — — 4,334 4,334
Corporate Bonds — 378,424 13,751 392,175
Private Investment Company
2
— — — 31
Short-Term Investments 94,067 77,303 — 171,370
Securities Lending Collateral 7,442 — — 7,442
Options Purchased — 6,039 — 6,039
Total Securities 116,648 859,384 24,320 1,000,383
Swaps* — 9,224 — 9,224
Forward Currency Exchange
Contracts — 3,196 — 3,196
Futures Contracts* 877 — — 877
Total $ 117,525 $ 871,804 $ 24,320 $ 1,013,680
Liabilities
Options Written $ — $ 125 $ — $ 125
Swaps* — 12,327 — 12,327
Forward Currency Exchange
Contracts — 3,203 — 3,203
Futures Contracts* 1,944 — — 1,944
Total $ 1,944 $ 15,655 $ — $ 17,599
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $331,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/24
Investment in Securities
Bank Loans $ — $ — $ 6,217 $ 6,217
Common Stocks 16 2 — 18
Convertible Preferred Stocks — 325 4,009 4,334
Corporate Bonds — 206 13,545 13,751
Total $ 16 $ 533 $ 23,771 $ 24,320

T. ROWE PRICE Dynamic Credit Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1175-054Q3 09/24